Income Taxes (Details Textual)	12 Months Ended
Jun. 30, 2015 USD ($)
Operating Loss Carryforwards	$ 6,281,000
Operating Loss Carry forwards Expiration Year	2031
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Operating Loss Carryforwards, Valuation Allowance	$ 13,265,000